Investments (Scheduled Maturity Distribution Of Fixed Maturity Securities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Amortized cost or cost
Due one year or less	$ 2,731
Due after one year through five years	10,916
Due after five years through ten years	9,760
Due after ten years	19,300
Subtotal	42,707
Total	54,558
Fair value
Due one year or less	2,756
Due after one year through five years	11,225
Due after five years through ten years	10,472
Due after ten years	22,139
Subtotal	46,592
Total	58,295	55,183
Residential Mortgage-Backed
Amortized cost or cost
Fixed maturity securities	5,695
Fair value
Fixed maturity securities	5,695
Commercial Mortgage-Backed
Amortized cost or cost
Fixed maturity securities	3,470
Fair value
Fixed maturity securities	3,400
Other Asset-Backed
Amortized cost or cost
Fixed maturity securities	2,686
Fair value
Fixed maturity securities	$ 2,608